Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 20,288	$ 15,550
Work in-progress	28,159	19,955
Finished products	17,989	8,741
Total inventories at the lower of cost and net realizable value	66,436	44,246
Inventory write-down	$ 841	$ 707